SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total			$ 1,291,608
Changbin Xia [Member]
Related Party Transaction [Line Items]
Total	[1]		1,287,629
Other [Member]
Related Party Transaction [Line Items]
Total			$ 3,979

[1]	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.